First Quarter Report
August 31, 2023 (Unaudited)
Columbia Seligman Technology and Information Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Seligman Technology and Information Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 11.9%
Cable & Satellite 0.6%
Comcast Corp., Class A(a)	1,357,425	63,473,193
Total Cable & Satellite		63,473,193
Interactive Home Entertainment 1.7%
Activision Blizzard, Inc.	1,914,681	176,131,505
Total Interactive Home Entertainment		176,131,505
Interactive Media & Services 8.5%
Alphabet, Inc., Class A(b)	3,302,280	449,671,468
Alphabet, Inc., Class C(b)	1,843,360	253,185,496
Match Group, Inc.(b)	1,229,900	57,645,413
Meta Platforms, Inc., Class A(b)	321,700	95,187,813
Pinterest, Inc., Class A(b)	1,397,800	38,425,522
Total Interactive Media & Services		894,115,712
Movies & Entertainment 0.5%
Warner Bros Discovery, Inc.(b)	4,448,706	58,455,997
Total Movies & Entertainment		58,455,997
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(b)	440,975	60,082,844
Total Wireless Telecommunication Services		60,082,844
Total Communication Services		1,252,259,251
Consumer Discretionary 1.9%
Broadline Retail 1.9%
eBay, Inc.	4,400,874	197,071,138
total Broadline Retail		197,071,138
Total Consumer Discretionary		197,071,138
Financials 4.5%
Consumer Finance 0.0%
CommonBond, Class A(b),(c),(d),(e)	1,505,550	1
Total Consumer Finance		1
Transaction & Payment Processing Services 4.5%
Fidelity National Information Services, Inc.	1,113,700	62,211,282
Fiserv, Inc.(b)	583,707	70,856,193
Global Payments, Inc.	340,600	43,150,614
Visa, Inc., Class A	1,192,425	292,954,974
Total Transaction & Payment Processing Services		469,173,063
Total Financials		469,173,064
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.3%
Biotechnology 0.3%
Apnimed, Inc.(b),(c),(d),(e)	1,127,586	12,517,332
Apnimed, Inc.(b),(c),(d),(e)	675,613	7,499,980
Apnimed, Inc.(b),(c),(d),(e)	360,327	3,999,990
Apnimed, Inc.(b),(c),(d),(e)	450,409	4,999,990
Eiger BioPharmaceuticals, Inc.(b),(f)	2,319,150	2,003,514
Total Biotechnology		31,020,806
Total Health Care		31,020,806
Industrials 2.4%
Heavy Electrical Equipment 2.2%
Bloom Energy Corp., Class A(b),(f)	15,379,354	230,536,517
Total Heavy Electrical Equipment		230,536,517
Human Resource & Employment Services 0.2%
HireRight Holdings Corp.(b)	1,802,135	18,868,353
Total Human Resource & Employment Services		18,868,353
Total Industrials		249,404,870
Information Technology 78.1%
Application Software 8.9%
AppLovin Corp.(b)	831,100	35,920,142
Cerence, Inc.(b)	1,961,974	51,207,521
Dropbox, Inc., Class A(b)	10,745,709	298,623,253
RingCentral, Inc., Class A(b)	1,636,708	50,623,378
Salesforce, Inc.(b)	172,019	38,095,328
Splunk, Inc.(b)	904,100	109,631,166
Synopsys, Inc.(b)	769,766	353,237,920
Total Application Software		937,338,708
Communications Equipment 3.5%
Arista Networks, Inc.(b)	664,303	129,691,875
F5, Inc.(b)	943,300	154,380,478
Lumentum Holdings, Inc.(b)	1,517,872	82,162,411
Total Communications Equipment		366,234,764
Electronic Equipment & Instruments 1.7%
Advanced Energy Industries, Inc.	1,500,263	177,136,052
Movella Holdings, Inc.(b),(f)	2,369,439	1,884,652
Total Electronic Equipment & Instruments		179,020,704
2	Columbia Seligman Technology and Information Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Services & Infrastructure 2.4%
GoDaddy, Inc., Class A(b)	3,443,830	249,712,113
Total Internet Services & Infrastructure		249,712,113
IT Consulting & Other Services 0.3%
DXC Technology Co.(b)	1,888,800	39,173,712
Total IT Consulting & Other Services		39,173,712
Semiconductor Materials & Equipment 14.2%
Applied Materials, Inc.	2,718,231	415,236,968
Lam Research Corp.	1,044,293	733,511,403
Teradyne, Inc.	3,172,822	342,252,309
Total Semiconductor Materials & Equipment		1,491,000,680
Semiconductors 22.3%
Analog Devices, Inc.	1,310,452	238,213,965
Broadcom, Inc.	570,691	526,685,017
indie Semiconductor, Inc., Class A(b)	2,000,000	13,400,000
Marvell Technology, Inc.	4,517,153	263,124,162
Microchip Technology, Inc.	2,151,550	176,082,852
NVIDIA Corp.	318,100	156,998,255
NXP Semiconductors NV	709,100	145,876,052
ON Semiconductor Corp.(b)	1,354,275	133,341,916
Qorvo, Inc.(b)	733,600	78,781,304
Rambus, Inc.(b)	1,119,000	63,189,930
Renesas Electronics Corp.(b)	11,464,600	190,996,446
Semtech Corp.(b)	1,723,000	45,056,450
Skyworks Solutions, Inc.	110,000	11,961,400
SMART Global Holdings, Inc.(b),(f)	3,151,883	81,413,138
Synaptics, Inc.(b),(f)	2,411,095	211,067,256
Transphorm, Inc.(b),(f)	3,216,212	8,780,259
Total Semiconductors		2,344,968,402
Systems Software 14.6%
Adeia, Inc.(f)	7,076,541	71,190,002
Fortinet, Inc.(b)	2,559,463	154,105,267
Gen Digital, Inc.	7,872,608	159,420,312
Microsoft Corp.	1,565,150	512,993,564
Oracle Corp.	1,886,150	227,073,599
Palo Alto Networks, Inc.(b)	1,008,160	245,285,328
Tenable Holdings, Inc.(b)	1,048,894	47,588,321
Common Stocks (continued)
Issuer	Shares	Value ($)
VMware, Inc., Class A(b)	695,969	117,465,648
Total Systems Software		1,535,122,041
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc.	3,082,400	579,090,488
Dell Technologies, Inc.	3,077,636	173,086,249
NetApp, Inc.	2,717,706	208,448,050
Western Digital Corp.(b)	2,543,836	114,472,620
Total Technology Hardware, Storage & Peripherals		1,075,097,407
Total Information Technology		8,217,668,531
Total Common Stocks (Cost: $5,342,917,247)		10,416,597,660

Exchange-Traded Equity Funds 0.1%

Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Seligman Semiconductor and Technology ETF(f)	540,600	11,134,414
Total Diversified Capital Markets		11,134,414
Total Financials		11,134,414
Total Exchange-Traded Equity Funds (Cost: $8,811,780)		11,134,414

Preferred Stocks —%
Issuer		Shares	Value ($)
Financials —%
Consumer Finance —%
CommonBond LLC(c),(d),(e),(g)	1.000%	686,561	0
Total Financials			0
Total Preferred Stocks (Cost: $295,734)			0

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(f),(h)	66,530,008	66,510,049
Total Money Market Funds (Cost: $66,497,487)		66,510,049
Total Investments in Securities (Cost $5,418,522,248)		10,494,242,123
Other Assets & Liabilities, Net		21,465,405
Net Assets		$10,515,707,528

At August 31, 2023, securities and/or cash totaling $47,391,260 were pledged as collateral.
Columbia Seligman Technology and Information Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2023 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Comcast Corp	Morgan Stanley	USD	(47,391,260)	(10,135)	45.00	1/19/2024	(979,550)	(3,851,300)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $29,017,293, which represents 0.28% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2023, the total market value of these securities amounted to $29,017,293, which represents 0.28% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	4,002,965	3,999,990
Apnimed, Inc.	12/22/2022	450,409	5,005,765	4,999,990
Apnimed, Inc.	04/28/2022	675,613	5,999,993	7,499,980
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	12,517,332
CommonBond LLC	10/15/2020-12/31/2021	686,561	295,734	—
CommonBond, Class A	03/19/2018-12/31/2021	1,505,550	10,292,674	1
			35,597,128	29,017,293

(e)	Valuation based on significant unobservable inputs.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Adeia, Inc.
	69,420,867	—	—	1,769,135	71,190,002	—	353,827	7,076,541
Bloom Energy Corp., Class A
	177,912,015	41,184,315	—	11,440,187	230,536,517	—	—	15,379,354
Columbia Seligman Semiconductor and Technology ETF
	10,466,935	—	—	667,479	11,134,414	—	—	540,600
Columbia Short-Term Cash Fund, 5.476%
	137,027,124	322,664,307	(393,191,703)	10,321	66,510,049	17,233	1,965,162	66,530,008
Eiger BioPharmaceuticals, Inc.
	2,597,448	—	—	(593,934)	2,003,514	—	—	2,319,150
Movella Holdings, Inc.‡,†
	—	28,000,001	(7,852,970)	—	—	(7,085,066)	—	—
SMART Global Holdings, Inc.
	71,163,038	7,622	—	10,242,478	81,413,138	—	—	3,151,883
Synaptics, Inc.
	198,739,064	8,778,481	—	3,549,711	211,067,256	—	—	2,411,095
4	Columbia Seligman Technology and Information Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Transphorm, Inc.
	11,740,875	754,750	—	(3,715,366)	8,780,259	—	—	3,216,212
Total	679,067,366			23,370,011	682,635,149	(7,067,833)	2,318,989

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(g)	Perpetual security with no specified maturity date.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2023.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Technology and Information Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT219_05_N01_(10/23)